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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1743

The Alger Funds II
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

ITEM 1. Schedule of Investments.

THE ALGER FUNDS II  |  ALGER SPECTRA FUND

Schedule of Investments‡ (Unaudited) July 31, 2010

	SHARES	VALUE
COMMON STOCKS—99.3%

ADVERTISING—0.7%
Focus Media Holding Ltd.#*	211,300	$3,830,869

AEROSPACE & DEFENSE—1.0%
Goodrich Corp.	19,600	1,428,252
Lockheed Martin Corp.	14,286	1,073,593
United Technologies Corp. +	40,900	2,907,990
		5,409,835
AIR FREIGHT & LOGISTICS—2.3%
FedEx Corp.	43,500	3,590,925
United Parcel Service Inc., Cl. B	140,200	9,113,000
		12,703,925
APPLICATION SOFTWARE—2.5%
Adobe Systems Inc. *	194,097	5,574,466
Informatica Corp. *	107,400	3,235,962
Nice Systems Ltd. #*	72,245	2,071,264
Synopsys Inc. *	127,200	2,778,048
		13,659,740
ASSET MANAGEMENT & CUSTODY BANKS—0.3%
BlackRock Inc.	8,900	1,401,661

AUTO PARTS & EQUIPMENT—2.0%
Dana Holding Corp. *	148,900	1,768,932
Lear Corp. *	78,400	6,128,528
Magna International Inc., Cl. A	36,600	2,733,288
		10,630,748
BIOTECHNOLOGY—1.7%
Amgen Inc. *	108,275	5,904,236
China Nuokang Bio-Pharmaceutical Inc. #*	22,400	114,464
Human Genome Sciences Inc. *	130,630	3,388,542
		9,407,242
CABLE & SATELLITE—0.2%
Sirius XM Radio Inc.*	834,200	859,226

COAL & CONSUMABLE FUELS—1.5%
Peabody Energy Corp.	183,100	8,266,965

COMMUNICATIONS EQUIPMENT—2.4%
Cisco Systems Inc. *+	312,092	7,199,963
Qualcomm Inc. +	159,417	6,070,599
		13,270,562
COMPUTER HARDWARE—10.7%
Apple Inc. *+	104,072	26,772,522
Hewlett-Packard Co. §	698,584	32,162,807
		58,935,329
COMPUTER STORAGE & PERIPHERALS—1.0%
EMC Corp. *	184,299	3,647,277
Smart Technologies Inc., Cl. A *	114,400	1,760,616
		5,407,893
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.0%
ArvinMeritor Inc. *	353,700	5,804,217
Caterpillar Inc.	12,900	899,775

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—(CONT.)
Cummins Inc.	43,400	$3,455,074
Terex Corp. *	27,700	546,798
		10,705,864
DATA PROCESSING & OUTSOURCED SERVICES—1.9%
Mastercard Inc.+	48,665	10,221,597

DEPARTMENT STORES—0.7%
Kohl’s Corp.*	83,800	3,996,422

DIVERSIFIED BANKS—0.0%
Wells Fargo & Co.	9,000	249,570

DIVERSIFIED CHEMICALS—0.1%
Eastman Chemical Co.	11,900	745,416

DIVERSIFIED METALS & MINING—0.3%
Freeport-McMoRan Copper & Gold Inc.	19,700	1,409,338

ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Republic Services Inc.	87,400	2,784,564

EXCHANGE TRADED FUNDS—0.5%
SPDR Gold Trust*	22,900	2,644,721

FERTILIZERS & AGRICULTURAL CHEMICALS—1.2%
Monsanto Co.	52,700	3,048,168
Mosaic Co., /The	70,593	3,363,756
		6,411,924
FOOTWEAR—0.6%
NIKE Inc., Cl. B	42,200	3,107,608

GOLD—0.8%
Yamana Gold Inc.	436,700	4,113,714

HEALTH CARE EQUIPMENT—3.0%
Covidien PLC +	304,212	11,353,192
Insulet Corp. *	161,601	2,390,079
Zimmer Holdings Inc. *	56,500	2,993,935
		16,737,206
HEALTH CARE FACILITIES—0.9%
Health Management Associates Inc., Cl. A *	243,200	1,741,312
Universal Health Services Inc., Cl. B	90,900	3,269,673
		5,010,985
HEALTH CARE SERVICES—0.7%
Medco Health Solutions Inc.*	75,500	3,624,000

HOME ENTERTAINMENT SOFTWARE—1.2%
Activision Blizzard Inc.	564,800	6,709,824

HOME IMPROVEMENT RETAIL—0.5%
Lowe’s Companies, Inc.	135,272	2,805,541

HOTELS RESORTS & CRUISE LINES—1.0%
Wyndham Worldwide Corporation	214,100	5,465,973

HOUSEHOLD APPLIANCES—0.4%
Stanley Black & Decker Inc.	39,000	2,262,780

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.3%
Towers Watson & Co.	34,300	$1,526,693

HYPERMARKETS & SUPER CENTERS—1.3%
Wal-Mart Stores Inc.+	137,783	7,053,112

INDUSTRIAL CONGLOMERATES—2.8%
3M Co.	63,100	5,397,574
Tyco International Ltd.	251,621	9,632,052
		15,029,626
INDUSTRIAL MACHINERY—1.3%
Illinois Tool Works Inc.	18,100	787,350
Ingersoll-Rand PLC	171,400	6,420,644
		7,207,994
INDUSTRIAL REITS—0.2%
Dupont Fabros Technology Inc.	32,800	827,872

INTEGRATED OIL & GAS—3.3%
Chevron Corp. +	160,761	12,251,596
ConocoPhillips	99,300	5,483,346
		17,734,942
INTERNET RETAIL—1.1%
Amazon.com Inc. *	38,100	4,491,609
Expedia Inc. +	15,690	355,849
Shutterfly Inc. *	46,572	1,168,026
		6,015,484
INTERNET SOFTWARE & SERVICES—7.9%
eBay Inc. *	44,654	933,715
Google Inc., Cl. A *+	16,055	7,784,267
GSI Commerce Inc. *+	312,150	7,029,618
IAC/InterActiveCorp. *+	405,546	10,138,650
LogMeIn, Inc. *	16,600	473,100
Sina Corp. *	171,695	7,345,112
Yahoo! Inc. *+	692,435	9,610,998
		43,315,460
INVESTMENT BANKING & BROKERAGE—0.2%
Morgan Stanley	45,285	1,222,242

IT CONSULTING & OTHER SERVICES—1.0%
International Business Machines Corp.§	39,613	5,086,309

LEISURE PRODUCTS—1.9%
Phillips-Van Heusen Corp.	190,000	9,859,100

LIFE & HEALTH INSURANCE—1.0%
Lincoln National Corp.	45,400	1,182,216
MetLife Inc.	97,000	4,079,820
		5,262,036
LIFE SCIENCES TOOLS & SERVICES—1.0%
Life Technologies Corp. *	17,817	765,953
Thermo Fisher Scientific Inc. *	107,012	4,800,558
		5,566,511
MANAGED HEALTH CARE—0.5%
UnitedHealth Group Inc.	35,600	1,084,020

	SHARES	VALUE
COMMON STOCKS—(CONT.)

MANAGED HEALTH CARE—(CONT.)
WellPoint Inc. *	29,189	$1,480,466
		2,564,486
MARINE PORTS & SERVICES—0.4%
Aegean Marine Petroleum Network Inc.	95,100	1,955,256

METAL & GLASS CONTAINERS—1.4%
Ball Corp.	60,100	3,500,224
Pactiv Corp. *	142,000	4,319,640
		7,819,864
MOVIES & ENTERTAINMENT—0.8%
Liberty Media Corp., Capital, Cl. A *+	81,119	3,783,390
Regal Entertainment Group, Cl. A	63,178	843,426
		4,626,816
OIL & GAS EQUIPMENT & SERVICES—1.3%
Halliburton Company	42,300	1,263,924
Schlumberger Ltd.	100,800	6,013,728
		7,277,652
OIL & GAS EXPLORATION & PRODUCTION—2.7%
Devon Energy Corp.	104,100	6,505,209
Nexen Inc. +	293,063	6,066,404
Plains Exploration & Production Co. *	85,164	1,920,448
		14,492,061
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Magellan Midstream Partners LP	19,441	949,693
NuStar GP Holdings LLC.	13,800	420,210
		1,369,903
OTHER DIVERSIFIED FINANCIAL SERVICES—3.3%
Bank of America Corp.	325,317	4,567,451
BM&F Bovespa SA	363,500	2,677,126
JPMorgan Chase & Co. +	277,643	11,183,460
		18,428,037
PHARMACEUTICALS—4.3%
Abbott Laboratories +	173,874	8,533,736
Auxilium Pharmaceuticals Inc. *	40,200	906,912
Optimer Pharmaceuticals Inc. *	524,100	4,758,828
Pfizer Inc. +	656,399	9,845,985
		24,045,461
PROPERTY & CASUALTY INSURANCE—0.8%
Travelers Cos., Inc., /The+	82,444	4,159,300

RAILROADS—1.4%
CSX Corp.	88,500	4,665,720
Union Pacific Corp.	42,400	3,166,008
		7,831,728
REGIONAL BANKS—0.2%
CIT Group Inc.*	25,600	930,816

RESEARCH & CONSULTING SERVICES—0.2%
FTI Consulting Inc.*	35,200	1,244,320

RESTAURANTS—1.1%
McDonald’s Corp.	87,461	6,098,656

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SEMICONDUCTOR EQUIPMENT—2.1%
Lam Research Corp.*	269,900	$11,387,081

SEMICONDUCTORS—3.5%
Applied Micro Circuits Corporation *	49,600	593,216
Atheros Communications Inc. *	13,400	354,296
Broadcom Corp., Cl. A	34,900	1,257,447
Marvell Technology Group Ltd. *+	857,254	12,790,230
Omnivision Technologies Inc. *	10,000	223,100
ON Semiconductor Corp. *	297,048	2,005,074
Skyworks Solutions Inc. *+	99,366	1,741,886
		18,965,249
SOFT DRINKS—2.1%
PepsiCo Inc.	170,315	11,055,146

SPECIALIZED FINANCE—0.6%
CME Group Inc.	11,200	3,122,560

STEEL—0.8%
Cliffs Natural Resources Inc.	81,008	4,582,623

SYSTEMS SOFTWARE—3.7%
Microsoft Corp. +	284,963	7,354,895
Oracle Corp. +	485,645	11,480,648
Red Hat Inc. *	34,900	1,122,035
		19,957,578
TOBACCO—0.9%
Philip Morris International Inc.+	100,594	5,134,318

TRUCKING—1.0%
Hertz Global Holdings Inc.*	472,542	5,547,643

TOTAL COMMON STOCKS (Cost $566,524,270)		541,094,977

PREFERRED STOCKS—1.0%

OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
JPMorgan Chase & Co., 8.63%, 9/1/2013* (Cost $5,391,283)	194,990	5,356,375

PURCHASE AGREEMENT—0.9%

OIL & GAS EXPLORATION & PRODUCTION—0.9%
Concho Resources Inc.*,(L2) (Cost $4,366,467)	96,390	4,914,251

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—6.8%

TIME DEPOSITS—6.8%
Citibank, London, 0.03%, 8/2/10(L2)	21,000,000	21,000,000

	PRINCIPAL AMOUNT	VALUE
SHORT-TERM INVESTMENTS—(CONT.)

TIME DEPOSITS—(CONT.)
HSBC Bank USA, Grand Cayman, 0.03%, 8/2/10(L2)	$16,015,517	$16,015,517

TOTAL TIME DEPOSITS (Cost $37,015,517)		37,015,517

Total Investments (Cost $613,297,537)(a)	108.0%	588,381,120
Liabilities in Excess of Other Assets	(8.0)	(42,010,763)

NET ASSETS	100.0%	$546,370,357

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+	All or a portion of this security is held as collateral for securities sold short.
§	All or a portion of this security is held as collateral for long dated settlements.
*	Non-income producing security.
#	American Depository Receipts.
(a)

At July 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $617,164,387 amounted to $28,783,267 which consisted of aggregate gross unrealized appreciation of $19,577,653 and aggregate gross unrealized depreciation of $48,360,920.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER SPECTRA FUND

Securities Sold Short‡ (Unaudited) July 31, 2010

	SHARES	VALUE
COMMON STOCKS—(9.8)%

AEROSPACE & DEFENSE—(0.4)%
Northrop Grumman Corp.	36,900	$2,163,816

APPAREL RETAIL—(1.6)%
Citi Trends Inc.*	123,100	3,864,109
Limited Brands Inc.	109,300	2,802,452
Ross Stores Inc.	43,600	2,295,976
		8,962,537
APPLICATION SOFTWARE—(0.2)%
SAP AG#	23,700	1,087,119

BIOTECHNOLOGY—(0.2)%
Arena Pharmaceuticals Inc.*	147,200	1,170,240

COMMUNICATIONS EQUIPMENT—(0.4)%
Telefonaktiebolaget LM Ericsson#	167,400	1,841,400
Emulex Corp.*	53,700	467,190
		2,308,590
COMPUTER STORAGE & PERIPHERALS—(0.1)%
Lexmark International Inc., Cl. A*	13,000	477,750

DIVERSIFIED CHEMICALS—(0.1)%
FMC Corporation	9,100	568,659

ELECTRONIC COMPONENTS—(1.0)%
Dolby Laboratories Inc., Cl. A*	82,300	5,223,581

FOOD RETAIL—(0.6)%
Safeway Inc.	157,900	3,243,266

GENERAL MERCHANDISE STORES—(0.1)%
Dollar General Corp.*	17,400	507,732

HOTELS RESORTS & CRUISE LINES—(0.7)%
Starwood Hotels & Resorts Worldwide Inc.	75,100	3,638,595

INTEGRATED TELECOMMUNICATION SERVICES—(0.4)%
Telefonos de Mexico SAB de CV#	157,800	2,280,210

IT CONSULTING & OTHER SERVICES—(0.6)%
SAIC Inc.*	189,900	3,158,037

OIL & GAS DRILLING—(0.2)%
Nabors Industries Ltd.*	44,900	826,609

OIL & GAS EXPLORATION & PRODUCTION—(0.5)%
Cabot Oil & Gas Corp.	27,100	825,737
EOG Resources Inc.	17,900	1,745,250
		2,570,987
REGIONAL BANKS—(0.3)%
Marshall & Ilsley Corp.	190,500	1,339,215
Regions Financial Corp.	69,500	509,435
		1,848,650
RESTAURANTS—(0.2)%
PF Chang’s China Bistro Inc.	23,000	952,200

RETAIL REITS—(0.4)%
Simon Property Group Inc.	21,700	1,936,074

SEMICONDUCTORS—(0.3)%
Advanced Micro Devices Inc.*	85,900	643,391
Intersil Corp.	41,600	472,576
Maxim Integrated Products Inc.	29,700	520,641
		1,636,608
SPECIALIZED REITS—(0.4)%
Host Hotels & Resorts Inc.	151,100	2,166,774

COMMON STOCKS (CONT.)

SPECIALTY STORES—(0.1)%
Barnes & Noble Inc.	29,000	$376,130

SYSTEMS SOFTWARE—(0.4)%
VMware Inc., Cl. A*	25,600	1,984,768

TRUCKING—(0.8)%
Landstar System Inc.	108,600	4,402,644

TOTAL (proceeds $53,402,947)		$53,491,576

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER GREEN FUND

Schedule of Investments‡ (Unaudited) July 31, 2010

	SHARES	VALUE
COMMON STOCKS—93.9%

AEROSPACE & DEFENSE—0.5%
General Dynamics Corp.	4,325	$264,906

AIR FREIGHT & LOGISTICS—1.8%
FedEx Corp.	6,355	524,605
United Parcel Service Inc., Cl. B	5,560	361,400
		886,005
APPAREL RETAIL—0.5%
Coldwater Creek Inc.*	60,665	237,807

APPLICATION SOFTWARE—1.1%
Adobe Systems Inc.*	18,660	535,915

AUTO PARTS & EQUIPMENT—1.2%
Johnson Controls Inc.	19,905	573,463

AUTOMOBILE MANUFACTURERS—0.4%
Tesla Motors Inc.*	10,000	199,400

BIOTECHNOLOGY—1.6%
Metabolix Inc.*	55,920	789,590

BROADCASTING & CABLE TV—1.0%
Discovery Communications Inc., Series A*	13,375	516,409

COMMUNICATIONS EQUIPMENT—1.5%
Cisco Systems Inc.*	32,565	751,275

COMPUTER HARDWARE—5.3%
Apple Inc. *	6,445	1,657,975
Hewlett-Packard Co.	21,140	973,286
		2,631,261
CONSTRUCTION & ENGINEERING—0.8%
Aecom Technology Corp.*	17,030	411,104

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—3.1%
Cummins Inc.	10,995	875,312
Navistar International Corp. *	12,985	671,454
		1,546,766
DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Visa Inc., Cl. A	5,300	388,755

DEPARTMENT STORES—1.4%
Kohl’s Corp.*	14,575	695,082

DISTRIBUTORS—1.0%
LKQ Corp.*	23,735	469,478

DIVERSIFIED BANKS—0.7%
Wells Fargo & Co.	13,115	363,679

ELECTRIC UTILITIES—2.1%
Duke Energy Corp.	29,275	500,603
ITC Holdings Corp.	9,450	536,193
		1,036,796
ELECTRICAL COMPONENTS & EQUIPMENT—6.6%
American Superconductor Corp. *	14,630	441,095
First Solar Inc. *	6,005	753,327
General Cable Corp. *	13,385	355,238

	SHARES	VALUE
COMMON STOCKS—(CONT.)

ELECTRICAL COMPONENTS & EQUIPMENT—(CONT.)
Trina Solar Ltd. #*	29,395	$639,047
Woodward Governor Co.	18,635	563,522
Yingli Green Energy Holding Co., Ltd. #*	41,775	456,183
		3,208,412
ELECTRONIC EQUIPMENT MANUFACTURERS—1.1%
Itron Inc.*	8,300	540,081

ELECTRONIC MANUFACTURING SERVICES—1.1%
Trimble Navigation Ltd.*	19,225	545,413

ENVIRONMENTAL & FACILITIES SERVICES—4.4%
Clean Harbors, Inc. *	8,875	560,545
Covanta Holding Corp.	19,425	292,735
EnergySolutions Inc.	52,860	265,886
Tetra Tech Inc. *	24,225	507,998
Waste Management Inc.	15,860	538,447
		2,165,611
FOOD RETAIL—1.2%
Whole Foods Market Inc.*	15,340	582,460

FOOTWEAR—1.3%
NIKE Inc., Cl. B	8,415	619,681

GENERAL MERCHANDISE STORES—0.7%
Target Corp.	6,875	352,825

HEALTH CARE DISTRIBUTORS—0.5%
Cardinal Health Inc.	7,650	246,866

HEALTH CARE SERVICES—0.6%
Express Scripts Inc.*	6,400	289,152

HEAVY ELECTRICAL EQUIPMENT—0.6%
Vestas Wind Systems A/S*	6,250	303,838

HOME IMPROVEMENT RETAIL—1.0%
Lowe’s Companies, Inc.	22,920	475,361

HOMEBUILDING—0.6%
KB Home	25,665	292,068

HOTELS RESORTS & CRUISE LINES—1.9%
Carnival Corp.	13,475	467,313
Marriott International Inc., Cl. A	14,800	501,867
		969,180
HOUSEHOLD PRODUCTS—1.3%
Procter & Gamble Co., /The	10,199	623,771

HYPERMARKETS & SUPER CENTERS—2.1%
Wal-Mart Stores Inc.	21,395	1,095,210

INDUSTRIAL GASES—0.7%
Praxair Inc.	3,985	345,978

INDUSTRIAL MACHINERY—1.8%
Duoyuan Global Water Inc. #*	24,970	504,145
SmartHeat Inc. *	60,555	391,185
		895,330

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INTEGRATED OIL & GAS—1.1%
Chevron Corp.	7,095	$540,710

INTERNET RETAIL—1.8%
Amazon.com Inc. *	4,130	486,885
Expedia Inc.	17,550	398,034
		884,919
INTERNET SOFTWARE & SERVICES—4.8%
eBay Inc. *	20,455	427,714
Google Inc., Cl. A *	1,805	875,155
IAC/InterActiveCorp. *	21,210	530,250
Yahoo! Inc. *	36,965	513,074
		2,346,193
INVESTMENT BANKING & BROKERAGE—1.1%
Goldman Sachs Group Inc., /The	3,515	530,132

IT CONSULTING & OTHER SERVICES—1.5%
International Business Machines Corp.	5,795	744,078

LIFE & HEALTH INSURANCE—0.6%
Prudential Financial Inc.	5,590	320,251

LIFE SCIENCES TOOLS & SERVICES—0.5%
Life Technologies Corp.*	5,650	242,894

MANAGED HEALTH CARE—0.6%
WellPoint Inc.*	5,990	303,813

METAL & GLASS CONTAINERS—2.2%
Ball Corp.	9,715	565,802
Crown Holdings Inc. *	18,345	510,541
		1,076,343
MOVIES & ENTERTAINMENT—0.9%
Walt Disney Co., /The	12,640	425,842

OIL & GAS EQUIPMENT & SERVICES—1.2%
Tenaris SA*	21,165	584,154

OIL & GAS REFINING & MARKETING—0.5%
Green Plains Renewable Energy Inc.*	27,995	259,234

OTHER DIVERSIFIED FINANCIAL SERVICES—1.7%
Bank of America Corp.	32,650	458,407
JPMorgan Chase & Co.	8,990	362,117
		820,524
PACKAGED FOODS & MEATS—1.0%
General Mills Inc.	13,800	471,960

PHARMACEUTICALS—3.6%
Abbott Laboratories	9,345	458,652
Johnson & Johnson	7,775	451,649
Merck & Co., Inc.	12,215	420,929
Pfizer Inc.	29,352	440,280
		1,771,510
RAILROADS—1.2%
Norfolk Southern Corp.	10,085	567,483

	SHARES	VALUE
COMMON STOCKS—(CONT.)

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.5%
Brookfield Asset Management Inc.	9,990	$250,649

RESTAURANTS—4.1%
Chipotle Mexican Grill Inc. *	3,675	543,532
Darden Restaurants Inc.	12,135	508,335
McDonald’s Corp.	7,510	523,672
Starbucks Corp.	19,895	494,391
		2,069,930
SEMICONDUCTOR EQUIPMENT—0.4%
MEMC Electronic Materials Inc.*	18,980	181,449

SEMICONDUCTORS—5.5%
Atheros Communications Inc. *	15,775	417,091
Broadcom Corp., Cl. A	13,575	489,107
Cree Inc. *	7,330	519,257
Intel Corp.	40,690	838,213
Solarfun Power Holdings Co., Ltd. #*	47,275	447,222
		2,710,890
SOFT DRINKS—1.8%
Coca-Cola Co., /The	15,765	868,809

SPECIALTY CHEMICALS—1.0%
Rockwood Holdings Inc.*	16,310	476,415

SYSTEMS SOFTWARE—3.2%
Microsoft Corp.	42,495	1,096,796
Oracle Corp.	21,165	500,341
		1,597,137
TRUCKING—0.8%
Hertz Global Holdings Inc.*	32,035	376,091

TOTAL COMMON STOCKS (Cost $43,311,538)		46,270,338

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—0.2%

ENVIRONMENTAL & FACILITIES SERVICES—0.2%
Covanta Holding Corp., 3.25%, 6/1/14(L2)(a) (Cost $110,000)	110,000	118,113

SHORT-TERM INVESTMENTS—5.6%

TIME DEPOSITS—5.6%
Citibank, London, 0.03%, 8/2/10(L2)	1,800,000	1,800,000
HSBC Bank USA, Grand Cayman, 0.03%, 8/2/10(L2)	954,480	954,480

TOTAL TIME DEPOSITS (Cost $2,754,480)		2,754,480

Total Investments (Cost $46,176,018)(b)	99.7%	49,142,931
Other Assets in Excess of Liabilities	0.3	158,001

NET ASSETS	100.0%	$49,300,932

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.2% of the net assets of the Fund.

(b)

At July 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $46,474,817 amounted to $2,668,114 which consisted of aggregate gross unrealized appreciation of $5,852,879 and aggregate gross unrealized depreciation of $3,184,765.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II | ALGER ANALYST FUND

Schedule of Investments‡ (Unaudited) July 31, 2010

	SHARES	VALUE
COMMON STOCKS—87.2%

ADVERTISING—0.3%
Focus Media Holding Ltd.#*	388	$7,034

AEROSPACE & DEFENSE—1.5%
BE Aerospace Inc. *	915	26,901
L-3 Communications Holdings Inc.	89	6,501
		33,402
AIR FREIGHT & LOGISTICS—0.3%
United Parcel Service Inc., Cl. B	109	7,085

APPAREL RETAIL—1.5%
Chico’s FAS Inc.	978	9,164
Coldwater Creek Inc. *	1,283	5,029
J Crew Group Inc. *	192	6,841
Urban Outfitters Inc. *	388	12,478
		33,512
APPLICATION SOFTWARE—4.0%
Adobe Systems Inc. *	661	18,984
Ansys Inc. *	156	7,012
Nice Systems Ltd. #*	276	7,913
Pegasystems Inc.	649	19,964
Salesforce.com Inc. *	123	12,171
Synchronoss Technologies Inc. *	461	8,985
Synopsys Inc. *	312	6,814
Taleo Corp., Cl. A *	399	9,815
		91,658
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Affiliated Managers Group Inc. *	40	2,833
BlackRock Inc.	38	5,985
Invesco Ltd.	346	6,761
		15,579
BIOTECHNOLOGY—11.1%
Actelion Ltd. *	1,075	43,474
Alexion Pharmaceuticals Inc. *	438	23,810
Amgen Inc. *	339	18,486
Arqule Inc. *	3,212	13,715
Celgene Corp. *	293	16,159
Cephalon Inc. *	368	20,884
Human Genome Sciences Inc. *	3,598	93,331
Metabolix Inc. *	464	6,552
United Therapeutics Corp. *	416	20,338
		256,749
BROADCASTING & CABLE TV—1.1%
Discovery Communications Inc., Series C *	490	16,846
Scripps Networks Interactive Inc.	202	8,611
		25,457
CABLE & SATELLITE—0.1%
DIRECTV Group Inc., /The*	79	2,936

CASINOS & GAMING—0.6%
International Game Technology	695	10,592

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CASINOS & GAMING—(CONT.)
WMS Industries Inc. *	76	$2,927
		13,519
COAL & CONSUMABLE FUELS—0.5%
Patriot Coal Corp. *	607	7,321
Peabody Energy Corp.	68	3,070
		10,391
COMMUNICATIONS EQUIPMENT—2.2%
Alcatel-Lucent #*	2,587	7,709
Cisco Systems Inc. *	367	8,467
Corning Inc.	204	3,696
F5 Networks Inc. *	89	7,817
Polycom Inc. *	423	12,556
Qualcomm Inc.	180	6,854
Research In Motion Ltd. *	74	4,257
		51,356
COMPUTER HARDWARE—3.0%
Apple Inc. *	143	36,787
Hewlett-Packard Co.	706	32,504
		69,291
COMPUTER STORAGE & PERIPHERALS—0.6%
EMC Corp.*	663	13,121

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.4%
Bucyrus International Inc.	571	35,527

DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Mastercard Inc.	58	12,182
Visa Inc., Cl. A	91	6,675
		18,857
DEPARTMENT STORES—0.8%
Kohl’s Corp.*	373	17,788

DIVERSIFIED BANKS—0.3%
Comerica Inc.	202	7,749

DRUG RETAIL—0.2%
CVS Caremark Corp.	89	2,732
Walgreen Co.	88	2,512
		5,244
EDUCATION SERVICES—0.4%
Corinthian Colleges Inc. *	501	4,559
ITT Educational Services Inc. *	60	4,845
		9,404
ELECTRONIC COMPONENTS—0.2%
Amphenol Corp.	100	4,480

ENVIRONMENTAL & FACILITIES SERVICES—0.3%
Waste Connections Inc.*	168	6,413

FOOD RETAIL—0.9%
Kroger Co., /The	221	4,681

	SHARES	VALUE
COMMON STOCKS—(CONT.)

FOOD RETAIL—(CONT.)
Whole Foods Market Inc. *	411	$15,605
		20,286
FOOTWEAR—0.4%
NIKE Inc., Cl. B	132	9,720

GENERAL MERCHANDISE STORES—0.4%
Target Corp.	172	8,827

GOLD—0.7%
Gammon Gold Inc. *	318	1,892
Yamana Gold Inc.	1,443	13,593
		15,485
HEALTH CARE DISTRIBUTORS—0.2%
Owens & Minor Inc.	108	2,937
PharMerica Corp. *	153	1,998
		4,935
HEALTH CARE EQUIPMENT—2.1%
Boston Scientific Corp. *	1,475	8,260
Edwards Lifesciences Corp. *	102	5,896
Insulet Corp. *	632	9,347
MAKO Surgical Corp. *	850	9,325
NuVasive Inc. *	300	9,830
Thoratec Corp. *	146	5,370
		48,028
HEALTH CARE FACILITIES—1.3%
Community Health Systems Inc. *	225	7,297
Select Medical Holdings Corp. *	354	2,319
Universal Health Services Inc., Cl. B	550	19,783
		29,399
HEALTH CARE SERVICES—0.9%
Express Scripts Inc. *	176	7,952
Gentiva Health Services Inc. *	273	5,632
Medco Health Solutions Inc. *	125	6,000
		19,584
HEALTH CARE SUPPLIES—0.5%
Alere Inc.*	427	12,012

HOME ENTERTAINMENT SOFTWARE—0.6%
Activision Blizzard Inc.	787	9,349
Take-Two Interactive Software Inc. *	531	5,443
		14,792
HOME FURNISHING RETAIL—0.3%
Bed Bath & Beyond Inc.*	162	6,137

HOME IMPROVEMENT RETAIL—0.7%
Lowe’s Companies, Inc.	827	17,152

HOMEBUILDING—0.5%
KB Home	412	4,689
Toll Brothers Inc. *	367	6,371
		11,060
HOTELS RESORTS & CRUISE LINES—1.5%
Carnival Corp.	46	1,595

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HOTELS RESORTS & CRUISE LINES—(CONT.)
Gaylord Entertainment Co. *	312	$9,045
Home Inns & Hotels Management Inc. #*	87	3,660
Orient-Express Hotels Ltd., Cl. A *	204	1,858
Wyndham Worldwide Corporation	680	17,361
		33,519
HOUSEHOLD PRODUCTS—0.3%
Church & Dwight Co., Inc.	96	6,362

HOUSEWARES & SPECIALTIES—0.3%
Tupperware Brands Corp.	201	7,917

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.3%
Towers Watson & Co.	159	7,077

HYPERMARKETS & SUPER CENTERS—0.4%
Wal-Mart Stores Inc.	180	9,214

INDUSTRIAL MACHINERY—0.9%
Clarcor Inc.	292	10,956
SPX Corp.	154	9,172
		20,128
INDUSTRIAL REITS—0.7%
Dupont Fabros Technology Inc.	657	16,583

INTEGRATED OIL & GAS—0.7%
Chevron Corp.	87	6,630
ConocoPhillips	179	9,885
		16,515
INTERNET RETAIL—1.9%
Amazon.com Inc. *	89	10,492
Expedia Inc.	1,043	23,656
Shutterfly Inc. *	422	10,584
		44,732
INTERNET SOFTWARE & SERVICES—3.9%
eBay Inc. *	448	9,368
Google Inc., Cl. A *	6	2,909
GSI Commerce Inc. *	1,129	25,426
IAC/InterActiveCorp. *	361	9,025
LogMeIn, Inc. *	626	17,841
OpenTable Inc. *	202	9,029
VistaPrint Ltd. *	289	9,551
Yahoo! Inc. *	414	5,746
		88,895
INVESTMENT BANKING & BROKERAGE—1.0%
Goldman Sachs Group Inc., /The	75	11,311
Knight Capital Group Inc. *	237	3,408
Morgan Stanley	218	5,883
		20,602
IT CONSULTING & OTHER SERVICES—1.7%
Cognizant Technology Solutions Corp., Cl. A*	731	39,883

LEISURE PRODUCTS—1.6%
Carter’s Inc. *	334	8,096

	SHARES	VALUE
COMMON STOCKS—(CONT.)

LEISURE PRODUCTS—(CONT.)
Phillips-Van Heusen Corp.	415	$21,535
Under Armour Inc., Cl. A *	181	6,798
		36,429
LIFE & HEALTH INSURANCE—1.0%
Lincoln National Corp.	491	12,786
MetLife Inc.	171	7,192
		19,978
LIFE SCIENCES TOOLS & SERVICES—0.4%
ICON PLC #*	100	2,360
Parexel International Corp. *	300	6,159
		8,519
MANAGED HEALTH CARE—0.4%
Aetna Inc.	32	891
Amerigroup Corp. *	200	7,152
WellPoint Inc. *	12	609
		8,652
METAL & GLASS CONTAINERS—1.6%
Ball Corp.	330	19,220
Crown Holdings Inc. *	616	17,143
		36,363
MOVIES & ENTERTAINMENT—0.9%
Regal Entertainment Group, Cl. A	704	9,398
Viacom Inc., Cl. B	323	10,672
		20,070
OFFICE REITS—0.4%
Kilroy Realty Corp.	295	9,906

OIL & GAS DRILLING—0.1%
Transocean Ltd.*	55	2,542

OIL & GAS EQUIPMENT & SERVICES—0.3%
Cal Dive International Inc. *	401	2,374
Schlumberger Ltd.	47	2,804
Weatherford International Ltd. *	71	1,150
		6,328
OIL & GAS EXPLORATION & PRODUCTION—3.0%
Chesapeake Energy Corp.	170	3,575
Devon Energy Corp.	230	14,373
Mariner Energy Inc. *	165	3,942
Nexen Inc.	1,104	22,852
Penn Virginia Corp.	82	1,558
Plains Exploration & Production Co. *	517	11,658
Quicksilver Resources Inc. *	982	12,363
		70,321
OTHER DIVERSIFIED FINANCIAL SERVICES—0.4%
JPMorgan Chase & Co.	252	10,151

PACKAGED FOODS & MEATS—0.5%
Flowers Foods Inc.	224	5,427
Ralcorp Holdings Inc. *	87	5,081
		10,508

	SHARES	VALUE
COMMON STOCKS—(CONT.)

PERSONAL PRODUCTS—0.3%
Avon Products Inc.	220	$6,849

PHARMACEUTICALS—7.2%
Abbott Laboratories	38	1,865
Allergan Inc.	142	8,671
Auxilium Pharmaceuticals Inc. *	1,028	23,192
Medicis Pharmaceutical Corp., Cl. A	1,950	49,432
Mylan Inc. *	468	8,143
Optimer Pharmaceuticals Inc. *	3,517	31,934
Pfizer Inc.	441	6,615
Roche Holding AG	285	37,070
		166,922
PROPERTY & CASUALTY INSURANCE—0.1%
Travelers Cos., Inc., /The	59	2,977

PUBLISHING—0.1%
The New York Times Company, Cl. A*	200	1,748

REGIONAL BANKS—0.4%
CVB Financial Corp.	384	3,909
Iberiabank Corporation	123	6,391
		10,300
RESEARCH & CONSULTING SERVICES—0.5%
FTI Consulting Inc.*	325	11,489

RETAIL REITS—0.2%
Macerich Co., /The	127	5,264

SECURITY & ALARM SERVICES—0.3%
Geo Group Inc., /The*	273	5,891

SEMICONDUCTOR EQUIPMENT—1.2%
Lam Research Corp. *	319	13,459
MEMC Electronic Materials Inc. *	259	2,476
Novellus Systems Inc. *	438	11,699
		27,634
SEMICONDUCTORS—4.6%
Applied Micro Circuits Corporation *	1,198	14,328
Atheros Communications Inc. *	336	8,884
Broadcom Corp., Cl. A	357	12,863
Intel Corp.	185	3,811
Marvell Technology Group Ltd. *	1,580	23,573
Micron Technology Inc. *	770	5,606
Monolithic Power Systems Inc. *	282	4,969
Netlogic Microsystems Inc. *	312	9,223
ON Semiconductor Corp. *	380	2,565
Skyworks Solutions Inc. *	1,113	19,510
		105,332
SOFT DRINKS—0.9%
Coca-Cola Co., /The	139	7,661
Hansen Natural Corp. *	142	5,948
PepsiCo Inc.	128	8,309
		21,918

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SPECIALIZED FINANCE—0.6%
CME Group Inc.	25	$6,970
NYSE Euronext	217	6,286
		13,256
STEEL—0.7%
Cliffs Natural Resources Inc.	290	16,405

SYSTEMS SOFTWARE—1.4%
Microsoft Corp.	540	13,937
Oracle Corp.	215	5,083
Red Hat Inc. *	402	12,924
		31,944
THRIFTS & MORTGAGE FINANCE—0.2%
Brookline Bancorp Inc.	528	5,111

TOBACCO—0.7%
Philip Morris International Inc.	309	15,771

TRUCKING—0.7%
Hertz Global Holdings Inc.*	1,328	15,591

WIRELESS TELECOMMUNICATION SERVICES—1.5%
American Tower Corp., Cl. A *	169	7,815
SBA Communications Corp. *	634	22,937
Syniverse Holdings Inc. *	175	3,908
		34,660
TOTAL COMMON STOCKS (Cost $1,831,929)		2,004,225

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—13.0%

TIME DEPOSITS—13.0%
Bank of American NA, 0.03%, 8/2/10(L2)	90,000	90,000
Citibank, London, 0.03%, 8/2/10(L2)	90,000	90,000
HSBC Bank USA, Grand Cayman, 0.03%, 8/2/10(L2)	90,000	90,000
Wells Fargo Grand Cayman, 0.03%, 8/2/10(L2)	27,701	27,701

TOTAL TIME DEPOSITS (Cost $297,701)		297,701

Total Investments (Cost $2,129,630)(a)	100.2%	2,301,926
Liabilities in Excess of Other Assets	(0.2)	(4,607)

NET ASSETS	100.0%	$2,297,319

‡       Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*       Non-income producing security.

#       American Depository Receipts.

(a)     At July 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,142,257 amounted to $159,669 which consisted of aggregate gross unrealized appreciation of $285,334 and aggregate gross unrealized depreciation of $125,665.

(L2)  Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments‡ (Unaudited) July 31, 2010

	SHARES	VALUE
COMMON STOCKS—91.9%

AUSTRALIA—6.2%

BIOTECHNOLOGY—1.3%
CSL Ltd.	1,107	$33,190

COAL & CONSUMABLE FUELS—0.4%
Linc Energy Ltd.*	7,604	10,973

DIVERSIFIED BANKS—1.1%
Australia & New Zealand Banking	224	4,671
Commonwealth Bank of Australia	315	14,979
Westpac Banking Corp.	415	9,007
		28,657
DIVERSIFIED METALS & MINING—0.9%
Rio Tinto Ltd.	380	24,275

FOOD RETAIL—0.9%
Woolworths Ltd.	981	22,889

INTEGRATED OIL & GAS—1.4%
Origin Energy Ltd.*	2,529	35,327

INVESTMENT BANKING & BROKERAGE—0.2%
Macquarie Group Ltd.	122	4,106

TOTAL AUSTRALIA (Cost $186,179)		159,417

BELGIUM—0.5%

BREWERS—0.5%
Anheuser-Busch InBev NV (Cost $13,003)	240	12,709

BERMUDA—2.0%

INVESTMENT BANKING & BROKERAGE—0.6%
Lazard Ltd., Cl. A	532	15,784

REINSURANCE—1.4%
Platinum Underwriters Holdings Ltd.	948	37,048

TOTAL BERMUDA (Cost $39,640)		52,832

BRAZIL—6.9%

DIVERSIFIED BANKS—0.2%
Banco Santander Brasil SA#	378	5,035

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES—0.4%
Cielo SA	1,240	11,142

DIVERSIFIED METALS & MINING—2.1%
Vale S.A.#	2,053	57,073

INTEGRATED OIL & GAS—1.6%
Petroleo Brasileiro SA#	1,091	39,712

OTHER DIVERSIFIED FINANCIAL SERVICES—1.2%
BM&F Bovespa SA	3,917	28,848

PERSONAL PRODUCTS—1.4%
Hypermarcas SA*	2,880	37,508

TOTAL BRAZIL (Cost $147,077)		179,318

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CANADA—0.7%

COMMUNICATIONS EQUIPMENT—0.7%
Research In Motion Ltd.* (Cost $32,426)	306	$17,604

CHINA—5.9%

ADVERTISING—0.8%
Focus Media Holding Ltd.#*	1,141	20,686

APPLICATION SOFTWARE—0.2%
VanceInfo Technologies Inc.#*	198	5,027

BREWERS—0.6%
Tsingtao Brewery Co., Ltd.	3,244	15,411

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.2%
Sany Heavy Equipment International Holdings Co., Ltd.	4,519	5,201

DIVERSIFIED BANKS—0.4%
Bank of China Ltd.	9,567	5,050
Industrial & Commercial Bank of China	7,452	5,699
		10,749
HOTELS RESORTS & CRUISE LINES—0.2%
Ctrip.com International Ltd.#*	152	6,120

INDUSTRIAL MACHINERY—0.6%
Duoyuan Global Water Inc. #*	490	9,893
SmartHeat Inc. *	871	5,627
		15,520
INTEGRATED OIL & GAS—0.2%
PetroChina Co., Ltd.	4,481	5,077

INTERNET SOFTWARE & SERVICES—1.6%
Netease.com#*	1,101	42,168

LIFE & HEALTH INSURANCE—0.3%
China Life Insurance Co., Ltd.	2,060	9,136

PACKAGED FOODS & MEATS—0.4%
China Minzhong Food Corp., Ltd. *	4,688	4,413
China Yurun Food Group Ltd.	1,491	4,895
		9,308
PAPER PRODUCTS—0.2%
Nine Dragons Paper Holdings Ltd.	3,332	4,839

SPECIALTY CHEMICALS—0.2%
Dongyue Group	18,048	3,950

TOTAL CHINA (Cost $123,666)		153,192

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DENMARK—1.8%

HEAVY ELECTRICAL EQUIPMENT—0.8%
Vestas Wind Systems A/S*	417	$20,272

PHARMACEUTICALS—1.0%
Novo Nordisk A/S	300	25,659

TOTAL DENMARK (Cost $60,773)		45,931

FINLAND—0.2%

INDUSTRIAL MACHINERY—0.2%
Kone OYJ (Cost $4,184)	107	4,883

FRANCE—2.7%

COMMUNICATIONS EQUIPMENT—0.3%
Alcatel-Lucent#*	2,917	8,732

HEALTH CARE SUPPLIES—0.1%
Essilor International SA	61	3,816

HEAVY ELECTRICAL EQUIPMENT—0.2%
Alstom SA	91	4,763

INTEGRATED OIL & GAS—0.7%
Total SA	385	19,422

MULTI-UTILITIES—1.0%
Veolia Environnement	962	25,545

PHARMACEUTICALS—0.4%
Ipsen SA	292	9,711

TOTAL FRANCE (Cost $96,979)		71,989

GERMANY—3.0%

AUTOMOBILE MANUFACTURERS—0.6%
Porsche Automobil Holding SE	307	15,530

FERTILIZERS & AGRICULTURAL CHEMICALS—0.1%
K & S AG*	57	3,026

HEALTH CARE SERVICES—0.2%
Fresenius Medical Care AG & Co., KGaA	77	4,225

PHARMACEUTICALS—2.1%
Bayer AG	491	28,228
Merck KGAA	285	25,367
		53,595
TOTAL GERMANY (Cost $131,078)		76,376

GREECE—0.4%

MARINE PORTS & SERVICES—0.4%
Aegean Marine Petroleum Network Inc. (Cost $13,774)	520	10,691

HONG KONG—3.7%

DISTRIBUTORS—0.3%
Li & Fung Ltd.	1,397	6,421

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HONG KONG—(CONT.)

DIVERSIFIED CONSUMER SERVICES—0.7%
China Resources Enterprise Ltd.	4,785	$18,173

ELECTRIC UTILITIES—0.2%
Hongkong Electric Holdings Ltd.	697	4,226

ELECTRONIC COMPONENTS—0.1%
Truly International Holdings	2,579	3,513

GAS UTILITIES—0.2%
China Resources Gas Group Ltd.	3,891	5,640

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.1%
GCL Poly Energy Holdings Ltd.*	16,076	3,725

MARINE—0.2%
Orient Overseas International Ltd.*	542	4,236

OIL & GAS EXPLORATION & PRODUCTION—0.2%
CNOOC Ltd.	2,941	4,960

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
Cheung Kong Holdings Ltd.	439	5,298
Hang Lung Properties Ltd.	1,180	4,892
		10,190
SPECIALIZED FINANCE—1.1%
Hong Kong Exchanges and Clearing Ltd.	1,756	28,801

WIRELESS TELECOMMUNICATION SERVICES—0.2%
China Mobile Ltd.	502	5,086

TOTAL HONG KONG (Cost $77,854)		94,971

INDIA—7.1%

AUTOMOBILE MANUFACTURERS—0.4%
Maruti Suzuki India Ltd.*	390	10,073

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.8%
Jain Irrigation Systems Ltd.*	759	20,272

DISTILLERS & VINTNERS—0.5%
United Spirits Ltd.	436	13,023

DIVERSIFIED BANKS—0.5%
ICICI Bank Ltd.#	358	13,930

HEAVY ELECTRICAL EQUIPMENT—1.5%
ABB Ltd. *	928	16,265
Bharat Heavy Electricals Ltd. *	466	24,514
		40,779
IT CONSULTING & OTHER SERVICES—1.5%
Infosys Technologies Ltd.#	635	38,405

PERSONAL PRODUCTS—0.6%
Dabur India Ltd.*	3,685	15,678

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INDIA—(CONT.)

TOBACCO—1.3%
ITC Ltd.*	5,141	$34,120

TOTAL INDIA (Cost $165,074)		186,280

IRELAND—0.5%

LIFE SCIENCES TOOLS & SERVICES—0.5%
ICON PLC#* (Cost $19,240)	590	13,924

ISRAEL—5.8%

APPLICATION SOFTWARE—1.5%
Nice Systems Ltd.#*	1,366	39,163

COMMUNICATIONS EQUIPMENT—1.4%
Ceragon Networks Ltd.*	4,449	33,457

IT CONSULTING & OTHER SERVICES—0.7%
Ness Technologies Inc.*	4,371	19,538

PHARMACEUTICALS—0.9%
Teva Pharmaceutical Industries Ltd.#	488	23,839

SEMICONDUCTORS—1.3%
Mellanox Technologies Ltd.*	1,967	32,770

TOTAL ISRAEL (Cost $188,149)		148,767

ITALY—0.7%

OIL & GAS EQUIPMENT & SERVICES—0.7%
Tenaris SA (Cost $14,713)	887	17,721

JAPAN—11.5%

APPAREL RETAIL—0.1%
Fast Retailing Co., Ltd.	23	3,442

AUTOMOBILE MANUFACTURERS—0.6%
Honda Motor Co., Ltd.	390	12,229
Suzuki Motor Corp.	133	2,786
		15,015
BREWERS—0.1%
Kirin Holdings Co., Ltd.	207	2,765

BUILDING PRODUCTS—0.2%
Asahi Glass Co., Ltd.	421	4,288

CONSUMER ELECTRONICS—1.2%
Sony Corp.	966	30,245

ELECTRONIC COMPONENTS—0.2%
Nidec Corp.	54	5,069

ELECTRONIC EQUIPMENT MANUFACTURERS—0.4%
FUJIFILM Holdings Corp.	98	3,063
Keyence Corp.	31	7,140
		10,203

	SHARES	VALUE
COMMON STOCKS—(CONT.)

JAPAN—(CONT.)

GAS UTILITIES—0.2%
Tokyo Gas Co., Ltd.	883	$4,017

HOME ENTERTAINMENT SOFTWARE—0.1%
Nintendo Co., Ltd.	14	3,915

HOUSEHOLD PRODUCTS—0.1%
Kao Corp.	141	3,336

INTEGRATED TELECOMMUNICATION SERVICES—0.2%
Nippon Telegraph & Telephone Corp.	137	5,693

PHARMACEUTICALS—3.8%
Astellas Pharma Inc.	1,156	39,218
Chugai Pharmaceutical Co., Ltd. *	356	6,230
Takeda Pharmaceutical Co., Ltd.	1,204	55,256
		100,704
TOBACCO—1.5%
Japan Tobacco Inc.	11	35,396

TRADING COMPANIES & DISTRIBUTORS—0.2%
ITOCHU Corp.	450	3,510
Mitsubishi Corp.	137	2,964
		6,474
WIRELESS TELECOMMUNICATION SERVICES—2.6%
KDDI Corp.	5	24,336
NTT DoCoMo Inc.	27	42,972
		67,308
TOTAL JAPAN (Cost $301,145)		297,870

LUXEMBOURG—0.2%

SPECIALTY STORES—0.2%
L’Occitane International SA* (Cost $4,933)	2,167	4,743

MEXICO—0.2%

PRECIOUS METALS & MINERALS—0.2%
Fresnillo PLC (Cost $4,075)	275	4,447

NETHERLANDS—2.2%

CONSTRUCTION & ENGINEERING—0.9%
Chicago Bridge & Iron Co., NV#*	1,032	23,231

CONSUMER ELECTRONICS—0.1%
Koninklijke Philips Electronics NV	109	3,396

DIVERSIFIED CHEMICALS—0.2%
Akzo Nobel NV	91	5,361

INTEGRATED TELECOMMUNICATION SERVICES—1.0%
Koninklijke KPN NV	2,001	27,850

TOTAL NETHERLANDS (Cost $77,449)		59,838

	SHARES	VALUE
COMMON STOCKS—(CONT.)

NORWAY—1.3%

INTEGRATED TELECOMMUNICATION SERVICES—0.6%
Telenor ASA	946	$14,597

OIL & GAS EQUIPMENT & SERVICES—0.7%
Acergy SA	1,160	19,044

TOTAL NORWAY (Cost $22,699)		33,641

SOUTH AFRICA—0.6%

APPLICATION SOFTWARE—0.6%
Net 1 UEPS Technologies Inc.* (Cost $27,640)	1,030	14,987

SPAIN—0.5%

CONSTRUCTION & ENGINEERING—0.3%
ACS Actividades de Construccion y Servicios SA	165	7,159

INTEGRATED TELECOMMUNICATION SERVICES—0.2%
Telefonica SA	225	5,108

TOTAL SPAIN (Cost $14,066)		12,267

SWEDEN—1.2%

APPAREL RETAIL—0.6%
Hennes & Mauritz AB	493	15,523

MULTI-SECTOR HOLDINGS—0.6%
Investor AB, Cl. B	827	15,585

TOTAL SWEDEN (Cost $28,128)		31,108

SWITZERLAND—8.9%

BIOTECHNOLOGY—0.7%
Actelion Ltd.*	471	19,048

DIVERSIFIED CAPITAL MARKETS—1.9%
Credit Suisse Group AG	449	20,447
UBS AG *	1,672	28,569
		49,016
FERTILIZERS & AGRICULTURAL CHEMICALS—0.1%
Syngenta AG	15	3,312

HEALTH CARE EQUIPMENT—2.1%
Synthes Inc.*	472	54,280

HEALTH CARE SUPPLIES—0.6%
Alcon Inc.	95	14,732

INTEGRATED TELECOMMUNICATION SERVICES—0.3%
Swisscom AG	20	7,487

LEISURE PRODUCTS—0.2%
Swatch Group AG, /The	18	5,574

MARINE—0.1%
Kuehne + Nagel International AG	40	4,288

PACKAGED FOODS & MEATS—0.9%
Nestle SA	489	24,173

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SWITZERLAND—(CONT.)

PHARMACEUTICALS—2.0%
Novartis AG	396	$19,216
Roche Holding AG	268	34,859
		54,075
TOTAL SWITZERLAND (Cost $289,188)		235,985

TAIWAN—2.1%

COMMUNICATIONS EQUIPMENT—0.2%
Wistron NeWeb Corp.*	2,834	5,626

COMPUTER HARDWARE—0.2%
Wistron Corp.*	3,202	5,175

DISTRIBUTORS—0.2%
WPG Holdings Co., Ltd.*	3,099	6,404

ELECTRONIC MANUFACTURING SERVICES—0.4%
Hon Hai Precision Industry Co., Ltd.*	2,551	10,288

OTHER DIVERSIFIED FINANCIAL SERVICES—0.1%
Fubon Financial Holding Co., Ltd.*	3,180	3,907

SEMICONDUCTORS—1.0%
Ralink Technology Corp.	892	3,235
Taiwan Semiconductor Manufacturing Co., Ltd. #	2,373	23,967
		27,202
TOTAL TAIWAN (Cost $47,699)		58,602

UNITED KINGDOM—14.1%

AEROSPACE & DEFENSE—0.8%
Rolls-Royce Group PLC*	2,216	20,158

BREWERS—0.3%
SABMiller PLC	296	8,979

COMPUTER & ELECTRONICS RETAIL—0.2%
Game Group PLC*	4,474	5,021

DISTILLERS & VINTNERS—0.1%
Diageo PLC	199	3,455

DIVERSIFIED BANKS—0.8%
HSBC Holdings PLC	1,994	20,202

DIVERSIFIED METALS & MINING—2.5%
Antofagasta PLC	263	4,075
Eurasian Natural Resources Corp.	2,332	33,155
Vedanta Resources PLC	708	27,106
		64,336
HEALTH CARE EQUIPMENT—1.0%
Smith & Nephew PLC	3,010	26,177

HOUSEHOLD PRODUCTS—0.1%
Reckitt Benckiser Group PLC	64	3,137

	SHARES	VALUE
COMMON STOCKS—(CONT.)

UNITED KINGDOM—(CONT.)

INTEGRATED OIL & GAS—2.0%
BG Group PLC	1,326	$21,244
BP PLC	4,969	31,637
		52,881
PACKAGED FOODS & MEATS—0.2%
Associated British Foods PLC	359	5,783

PHARMACEUTICALS—4.4%
AstraZeneca PLC	1,288	65,411
Shire PLC	2,200	50,204
		115,615
PUBLISHING—0.8%
Pearson PLC	1,324	20,548

RESTAURANTS—0.3%
Compass Group PLC	1,092	9,077

TOBACCO—0.6%
British American Tobacco PLC	261	8,981
Imperial Tobacco Group PLC	287	8,120
		17,101
TOTAL UNITED KINGDOM (Cost $412,212)		372,470

UNITED STATES—1.0%

DISTILLERS & VINTNERS—1.0%
Central European Distribution Corp.* (Cost $52,354)	972	25,340

TOTAL COMMON STOCKS (Cost $2,595,397)		2,397,903

CONVERTIBLE PREFERRED STOCK—0.6%

BRAZIL—0.6%

DIVERSIFIED METALS & MINING—0.6%
Vale Capital II, 6.75%, 6/15/2012* (Cost $10,000)	200	16,027

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS—6.4%

TIME DEPOSITS—6.4%
Citibank, London, 0.03%, 8/2/10(L2)	90,000	90,000
HSBC Bank USA, Grand Cayman, 0.03%, 8/2/10(L2)	78,230	78,230

TOTAL TIME DEPOSITS (Cost $168,230)		168,230

Total Investments (Cost $2,773,627)(a)	98.9%	2,582,160
Other Assets in Excess of Liabilities	1.1	28,485

NET ASSETS	100.0%	$2,610,645

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At July 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,809,728 amounted to $227,568 which consisted of aggregate gross unrealized appreciation of $226,829 and aggregate gross unrealized depreciation of $454,397.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments‡ (Unaudited) July 31, 2010

	SHARES	VALUE
COMMON STOCKS—60.0%

AEROSPACE & DEFENSE—0.7%
L-3 Communications Holdings Inc.	1,430	$104,447

AIR FREIGHT & LOGISTICS—0.5%
FedEx Corp.	1,030	85,027

APPAREL RETAIL—0.4%
J Crew Group Inc.*	2,010	71,616

APPLICATION SOFTWARE—1.3%
Adobe Systems Inc.*	7,350	211,092

ASSET MANAGEMENT & CUSTODY BANKS—0.6%
BlackRock Inc.	680	107,094

AUTO PARTS & EQUIPMENT—0.7%
Lear Corp.*	1,435	112,174

BIOTECHNOLOGY—3.8%
China Nuokang Bio-Pharmaceutical Inc. #*	31,190	159,381
Human Genome Sciences Inc. *+	8,730	226,456
Metabolix Inc. *+	15,590	220,131
		605,968
BROADCASTING & CABLE TV—0.5%
Discovery Communications Inc., Series A*	2,160	83,398

CABLE & SATELLITE—0.2%
Sirius XM Radio Inc.*	32,890	33,877

COAL & CONSUMABLE FUELS—2.1%
Peabody Energy Corp. +	4,455	201,143
SouthGobi Resources Ltd. *	9,190	116,836
		317,979
COMMUNICATIONS EQUIPMENT—0.8%
Cisco Systems Inc.*	5,300	122,271

COMPUTER & ELECTRONICS RETAIL—0.5%
GameStop Corp., Cl. A*	4,210	84,411

COMPUTER HARDWARE—6.1%
Apple Inc. *+	1,185	304,841
Hewlett-Packard Co. +	14,855	683,923
		988,764
COMPUTER STORAGE & PERIPHERALS—0.7%
EMC Corp.*	5,390	106,668

CONSTRUCTION & ENGINEERING—0.7%
Aecom Technology Corp.*	4,795	115,751

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.8%
ArvinMeritor Inc. *	5,115	83,937
Westport Innovations Inc. *	9,965	198,204
		282,141
DATA PROCESSING & OUTSOURCED SERVICES—1.3%
Mastercard Inc.+	1,055	221,592

DEPARTMENT STORES—0.5%
Kohl’s Corp.*+	1,715	81,788

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DIVERSIFIED BANKS—0.1%
Banco Santander Brasil SA#	1,415	$18,848

DIVERSIFIED METALS & MINING—0.5%
Walter Energy, Inc.	1,145	81,639

EXCHANGE TRADED FUNDS—3.0%
SPDR Gold Trust*	4,100	473,510

GOLD—1.2%
Goldcorp Inc.+	4,855	190,024

HEALTH CARE EQUIPMENT—3.5%
Covidien PLC	7,205	268,890
Gen-Probe Inc. *	1,640	73,751
Insulet Corp. *	10,095	149,305
Zimmer Holdings Inc. *	1,505	79,750
		571,696
HEALTH CARE SUPPLIES—0.5%
Alere Inc.*	2,965	83,405

HOME ENTERTAINMENT SOFTWARE—1.1%
Activision Blizzard Inc.+	14,235	169,112

HOME IMPROVEMENT RETAIL—0.7%
Lowe’s Companies, Inc.	5,355	111,063

HOTELS RESORTS & CRUISE LINES—0.5%
Morgans Hotel Group Co.*	10,705	79,324

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.3%
Towers Watson & Co.	1,180	52,522

INDUSTRIAL CONGLOMERATES—0.3%
Tyco International Ltd.+	1,365	52,252

INDUSTRIAL MACHINERY—1.6%
Duoyuan Global Water Inc. #*+	7,995	161,419
Ingersoll-Rand PLC	2,585	96,834
		258,253
INDUSTRIAL REITS—0.4%
Dupont Fabros Technology Inc.	2,665	67,265

INTERNET RETAIL—0.4%
NetFlix Inc.*	660	67,683

INTERNET SOFTWARE & SERVICES—3.1%
GSI Commerce Inc. *+	5,900	132,868
IAC/InterActiveCorp. *	10,280	257,000
Sina Corp. *	2,500	106,950
		496,818
LEISURE PRODUCTS—1.1%
Phillips-Van Heusen Corp.	3,300	171,237

LIFE & HEALTH INSURANCE—0.9%
MetLife Inc.	3,335	140,270

METAL & GLASS CONTAINERS—0.4%
Ball Corp.	1,230	71,635

	SHARES	VALUE
COMMON STOCKS—(CONT.)

OIL & GAS EQUIPMENT & SERVICES—0.5%
Schlumberger Ltd.	1,395	$83,226

OIL & GAS EXPLORATION & PRODUCTION—2.4%
Devon Energy Corp. +	2,035	127,167
Nexen Inc.	6,695	138,587
Plains Exploration & Production Co. *+	4,920	110,946
		376,700
OTHER DIVERSIFIED FINANCIAL SERVICES—2.0%
BM&F Bovespa SA	10,805	79,577
JPMorgan Chase & Co.	5,695	229,394
		308,971
PHARMACEUTICALS—1.7%
Mylan Inc. *	8,210	142,854
Optimer Pharmaceuticals Inc. *	13,490	122,489
		265,343
PUBLISHING—0.0%
The New York Times Company, Cl. A*	470	4,108

RAILROADS—1.0%
CSX Corp.	3,050	160,796

REGIONAL BANKS—0.8%
CVB Financial Corp. +	6,560	66,781
Fifth Third Bancorp	6,005	76,323
		143,104
SEMICONDUCTOR EQUIPMENT—1.2%
Lam Research Corp.*+	4,540	191,543

SEMICONDUCTORS—2.7%
Marvell Technology Group Ltd.*+	28,850	430,443

SPECIALIZED FINANCE—1.2%
CME Group Inc.	440	122,672
IntercontinentalExchange Inc. *	730	77,103
		199,775
STEEL—0.8%
Cliffs Natural Resources Inc.	2,215	125,303

SYSTEMS SOFTWARE—0.7%
Oracle Corp.	4,935	116,663

THRIFTS & MORTGAGE FINANCE—1.0%
Ocwen Financial Corp.*	14,455	152,645

TRUCKING—1.2%
Hertz Global Holdings Inc.*	15,925	186,959

TOTAL COMMON STOCKS (Cost $9,852,742)		9,638,193

MANDATORY CONVERTIBLE PREFERRED STOCK—0.6%

OIL & GAS EXPLORATION & PRODUCTION—0.6%
Apache Corp., 6.00%, 8/1/2013* (Cost $82,550)	1,651	89,699

	SHARES	VALUE
PREFERRED STOCKS—0.9%

OTHER DIVERSIFIED FINANCIAL SERVICES—0.9%
JPMorgan Chase & Co., 8.63%, 9/1/2013* (Cost $140,753)	5,075	$139,410

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—1.0%

OIL & GAS DRILLING—1.0%
Transocean Inc., 1.63%, 12/15/37(L2) (Cost $161,318)	165,000	162,113

SHORT-TERM INVESTMENTS—27.1%

TIME DEPOSITS—27.1%
BNP Paribas, Grand Cayman, 0.03%, 8/2/10(L2)	142,585	142,585
Commerzbank AG, Frankfurt, 0.03%, 8/2/10(L2)	600,000	600,000
Credit Suisse AG, Zurich, 0.03%, 8/2/10(L2)	600,000	600,000
DnB NOR, Oslo, 0.03%, 8/2/10(L2)	600,000	600,000
Lloyds Bank, London, 0.03%, 8/2/10(L2)	600,000	600,000
National Australia Bank, London, 0.03%, 8/2/10(L2)	600,000	600,000
SEB, Stockholm, 0.03%, 8/2/10(L2)	600,000	600,000
Société Générale, Paris, 0.03%, 8/2/10(L2)	600,000	600,000

TOTAL TIME DEPOSITS (Cost $4,342,585)		4,342,585

Total Investments (Cost $14,579,948)(a)	89.6%	14,372,000
Other Assets in Excess of Liabilities	10.4	1,654,776

NET ASSETS	100.0%	$16,026,776

‡       Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

+       All or a portion of this security is held as collateral for securities sold short.

*       Non-income producing security.

#       American Depository Receipts.

(a)     At July 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $14,579,948 amounted to $207,948 which consisted of aggregate gross unrealized appreciation of $491,235 and aggregate gross unrealized depreciation of $699,183.

(L2)  Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER DYNAMIC OPPORTUNITIES FUND

Securities Sold Short‡ (Unaudited) July 31, 2010

	SHARES	VALUE
COMMON STOCKS—(20.0)%

AEROSPACE & DEFENSE—(0.7)%
Northrop Grumman Corp.	1,850	$108,484

APPAREL RETAIL—(3.0)%
Citi Trends Inc.*	3,625	113,789
Gap Inc., /The	7,960	144,156
Limited Brands Inc.	1,795	46,024
Ross Stores Inc.	3,215	169,302
		473,271
APPLICATION SOFTWARE—(1.0)%
SAP AG#	3,515	161,233

ASSET MANAGEMENT & CUSTODY BANKS—(0.3)%
Waddell & Reed Financial Inc., Cl. A	2,285	54,452

BIOTECHNOLOGY—(0.2)%
Arena Pharmaceuticals Inc.*	3,930	31,244

COMMUNICATIONS EQUIPMENT—(0.9)%
Telefonaktiebolaget LM Ericsson#	12,485	137,335
Emulex Corp.*	1,600	13,920
		151,255
COMPUTER HARDWARE—(1.0)%
Dell Inc.*	11,830	156,629

CONSUMER ELECTRONICS—(0.2)%
Garmin Ltd.	1,115	31,789

DATA PROCESSING & OUTSOURCED SERVICES—(0.3)%
TeleTech Holdings Inc.*	3,960	55,044

DEPARTMENT STORES—(0.5)%
JC Penney Co., Inc.	3,400	83,742

DIVERSIFIED CHEMICALS—(0.2)%
FMC Corporation	380	23,746

ELECTRONIC COMPONENTS—(1.0)%
Dolby Laboratories Inc., Cl. A*	2,420	153,597

EXCHANGE TRADED FUNDS—(0.9)%
PowerShares QQQ	3,050	139,721

FOOD RETAIL—(0.6)%
Safeway Inc.	4,515	92,738

HEALTH CARE EQUIPMENT—(0.1)%
Becton Dickinson and Co.	300	20,640

HOTELS RESORTS & CRUISE LINES—(0.5)%
Starwood Hotels & Resorts Worldwide Inc.	1,670	80,911

INTEGRATED OIL & GAS—(0.2)%
Hess Corp.	565	30,278

INTEGRATED TELECOMMUNICATION SERVICES—(0.4)%
Telefonos de Mexico SAB de CV#	3,845	55,560

IT CONSULTING & OTHER SERVICES—(0.4)%
SAIC Inc.*	3,655	60,783

LEISURE PRODUCTS—(0.6)%
VF Corp.	1,225	97,179

OIL & GAS DRILLING—(0.2)%
Nabors Industries Ltd.*	1,320	24,301

OIL & GAS EXPLORATION & PRODUCTION—(1.8)%
Ultra Petroleum Corp.*	1,150	48,726
Apache Corp.	420	40,144
Cabot Oil & Gas Corp.	1,065	32,451
EOG Resources Inc.	1,605	156,487

COMMON STOCKS (CONT.)
Southwestern Energy Co.*	325	$11,846
		289,654
REGIONAL BANKS—(1.3)%
Keycorp	4,685	39,635
Marshall & Ilsley Corp.	5,610	39,438
Regions Financial Corp.	4,730	34,671
SunTrust Banks Inc.	2,365	61,372
TCF Financial Corp.	2,355	37,303
		212,419
RESTAURANTS—(0.4)%
PF Chang’s China Bistro Inc.	1,475	61,065

RETAIL REITS—(0.7)%
Simon Property Group Inc.	1,245	111,079

SEMICONDUCTORS—(0.6)%
Advanced Micro Devices Inc.*	9,218	69,043
Intersil Corp.	1,285	14,598
Maxim Integrated Products Inc.	915	16,040
		99,681
SPECIALIZED REITS—(0.8)%
Host Hotels & Resorts Inc.	8,450	121,173

SPECIALTY STORES—(0.1)%
Barnes & Noble Inc.	800	10,376

SYSTEMS SOFTWARE—(0.1)%
VMware Inc., Cl. A*	215	16,669

TRADING COMPANIES & DISTRIBUTORS—(0.2)%
WW Grainger Inc.	330	36,963

TRUCKING—(1.0)%
Landstar System Inc.	3,780	153,241

TOTAL (proceeds $3,289,728)		$3,198,917

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.

See Notes to Schedule of Investments.

THE ALGER FUNDS II

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in five funds—Alger Spectra Fund, Alger Green Fund, Alger Analyst Fund, Alger International Opportunities Fund, and Alger Dynamic Opportunities Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers Class A, Class C, and Class I shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except each share class bears the cost for its plan of distribution and transfer agency services.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time). Equity securities and option contracts for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Securities with remaining maturities of more than sixty days at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity and type, as well as prices quoted by dealers who make markets in such securities.

Short-term securities held by the Funds having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

NOTE 3 — Fair Value Measurements:

On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment to provide the Level 3 activity on a gross basis.

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of July 31. 2010 in valuing the Funds’ investments carried at fair value:

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$59,559,223	$59,559,223	—	—
Consumer Staples	23,242,576	23,242,576	—	—
Energy	49,141,523	49,141,523	—	—
Exchange Traded Funds	2,644,721	2,644,721	—	—
Financials	35,604,094	35,604,094	—	—
Health Care	66,955,891	66,955,891	—	—
Industrials	71,947,448	71,947,448	—	—
Information Technology	206,916,622	206,916,622	—	—
Materials	25,082,879	25,082,879	—	—
TOTAL COMMON STOCKS	$541,094,977	$541,094,977	—	—

PREFERRED STOCKS
Financials	$5,356,375	$5,356,375	—	—

PURCHASE AGREEMENT
Energy	$4,914,251	—	$4,914,251	—

SHORT-TERM INVESTMENTS
Time Deposits	$37,015,517	—	$37,015,517	—
TOTAL INVESTMENTS IN SECURITIES	$588,381,120	$546,451,352	$41,929,768	—

SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	$14,437,194	$14,437,194	—	—
Consumer Staples	$3,243,266	$3,243,266	—	—
Energy	3,397,596	3,397,596	—	—
Financials	5,951,498	5,951,498	—	—
Health Care	1,170,240	1,170,240	—	—
Industrials	6,566,460	6,566,460	—	—
Information Technology	15,876,453	15,876,453	—	—
Materials	568,659	568,659	—	—
Telecommunication Services	2,280,210	2,280,210	—	—
TOTAL SECURITIES SOLD SHORT	$53,491,576	$53,491,576	—	—

Alger Green Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$8,781,445	$8,781,445	—	—
Consumer Staples	3,642,210	3,642,210	—	—
Energy	1,384,098	1,384,098	—	—
Financials	2,285,235	2,285,235	—	—
Health Care	3,643,825	3,643,825	—	—
Industrials	10,625,546	10,625,546	—	—
Information Technology	12,972,447	12,972,447	—	—
Materials	1,898,736	1,898,736	—	—
Utilities	1,036,796	1,036,796	—	—
TOTAL COMMON STOCKS	$46,270,338	$46,270,338	—	—

CONVERTIBLE CORPORATE BONDS
Industrials	$118,113	—	$118,113	—

SHORT-TERM INVESTMENTS
Time Deposits	$2,754,480	—	$2,754,480	—
TOTAL INVESTMENTS IN SECURITIES	$49,142,931	$46,270,338	$2,872,593	—

Alger Analyst Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$306,961	$306,961	—	—
Consumer Staples	96,152	96,152	—	—
Energy	106,097	106,097	—	—
Financials	137,456	137,456	—	—
Health Care	554,800	554,800	—	—
Industrials	142,603	142,603	—	—
Information Technology	557,243	557,243	—	—
Materials	68,253	68,253	—	—
Telecommunication Services	34,660	34,660	—	—
TOTAL COMMON STOCKS	$2,004,225	$2,004,225	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$297,701	—	$297,701	—
TOTAL INVESTMENTS IN SECURITIES	$2,301,926	$2,004,225	$297,701	—

Alger International Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$177,818	$177,818	—	—
Consumer Staples	290,111	290,111	—	—
Energy	205,117	205,117	—	—
Financials	299,167	299,167	—	—
Health Care	552,590	552,590	—	—
Industrials	192,215	192,215	—	—
Information Technology	333,984	333,984	—	—
Materials	170,619	170,619	—	—
Telecommunication Services	133,129	133,129	—	—
Utilities	43,153	43,153	—	—
TOTAL COMMON STOCKS	$2,397,903	$2,397,903	—	—

Alger International Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
CONVERTIBLE PREFERRED STOCK
Materials	$16,027	$16,027	—	—

SHORT-TERM INVESTMENTS
Time Deposits	$168,230	—	$168,230	—
TOTAL INVESTMENTS IN SECURITIES	$2,582,160	$2,413,930	$168,230	—

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$900,679	$900,679	—	—
Energy	777,905	777,905	—	—
Exchange Traded Funds	473,510	473,510	—	—
Financials	1,137,972	1,137,972	—	—
Health Care	1,526,412	1,526,412	—	—
Industrials	1,298,148	1,298,148	—	—
Information Technology	3,054,966	3,054,966	—	—
Materials	468,601	468,601	—	—
TOTAL COMMON STOCKS	$9,638,193	$9,638,193	—	—

CONVERTIBLE CORPORATE BONDS
Energy	$162,113	—	$162,113	—

MANDATORY CONVERTIBLE PREFERRED STOCK
Energy	$89,699	$89,699	—	—

PREFERRED STOCKS
Financials	$139,410	$139,410	—	—
TOTAL INVESTMENTS IN SECURITIES	$14,372,000	$9,867,302	$4,504,698	—

SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	$838,333	$838,333	—	—
Consumer Staples	$92,738	$92,738	—	—
Energy	344,233	344,233	—	—
Exchange Traded Funds	139,721	139,721	—	—
Financials	499,123	499,123	—	—
Health Care	51,884	51,884	—	—
Industrials	298,688	298,688	—	—
Information Technology	854,891	854,891	—	—
Materials	23,746	23,746	—	—
Telecommunication Services	55,560	55,560	—	—
TOTAL SECURITIES SOLD SHORT	$3,198,917	$3,198,917	—	—

For the 3 months ended July 31, 2010, significant transfers between Levels 1 and 2 were as follows:  Alger Spectra Fund, Alger Green Fund, Alger Analyst Fund, and Alger International Opportunities Fund transferred foreign securities totaling $57,303, $380,856, $96,646, and $1,767,669, respectively, from Level 2 to Level 1, utilizing exchange listed prices rather than fair value adjusted prices.

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Funds may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

The Funds purchase put options or writes covered call options for speculative purposes or to economically hedge against adverse movements in the value of portfolio holdings. The Funds will segregate assets to cover its obligations under option contracts.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 28, 2010

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 28, 2010